Stockholders' Equity - Summary of Company's Stock Option Plans (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Options, Outstanding, Beginning Balance	1.7
Options, Granted
Options, Exercised	(0.6)
Options, Cancelled
Options, Outstanding, Ending Balance	1.1
Options, Vested and expected to vest	1.1
Options, exercisable	1.1
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 31.74
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised	$ 32.18
Weighted Average Exercise Price, Cancelled
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 31.50
Weighted Average Exercise Price, Vested and expected to vest	$ 31.50
Weighted Average Exercise Price, Options exercisable	$ 31.50
Weighted Average Remaining Contractual Term (Years), Outstanding, Beginning Balance
Weighted Average Remaining Contractual Term (Years), Granted
Weighted Average Remaining Contractual Term (Years), Exercised
Weighted Average Remaining Contractual Term (Years), Cancelled
Weighted Average Remaining Contractual Term (Years), Outstanding, Ending Balance	3 years 1 month 6 days
Weighted Average Remaining Contractual Term (Years), Vested and expected to vest	3 years 1 month 6 days
Weighted Average Remaining Contractual Term (Years), Options exercisable	3 years 1 month 6 days
Aggregate Intrinsic Value, Outstanding, Beginning Balance
Aggregate Intrinsic Value, Granted
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Cancelled
Aggregate Intrinsic Value, Outstanding, Ending Balance	62.1
Aggregate Intrinsic Value, Vested and expected to vest	62.1
Aggregate Intrinsic Value, Options exercisable	$ 62.1